Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - HKD ($)		Class A ordinary shares [member] Ordinary shares [member]		Class A ordinary shares [member]	Class B ordinary shares [member] Ordinary shares [member]		Class B ordinary shares [member]	Subscription Receivables [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2022		$ 2,233	[1]		$ 78	[1]		$ (3,974)	$ 2,011,663	$ (615,030)	$ 1,394,970
Balance, shares at Mar. 31, 2022		5,732,000			200,000
IfrsStatementLineItems [Line Items]
Net Profit (Loss)			[1]			[1]				(482,783)	(482,783)
Balance at Mar. 31, 2023		$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	(1,097,813)	912,187
Balance, shares at Mar. 31, 2023		5,732,000			200,000
IfrsStatementLineItems [Line Items]
Net Profit (Loss)			[1]			[1]				7,088,874	7,088,874
Dividend			[1]			[1]				(5,500,000)	(5,500,000)
Balance at Mar. 31, 2024		$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	491,061	2,501,061
Balance, shares at Mar. 31, 2024		5,732,000	[2]	5,732,000	200,000	[2]
IfrsStatementLineItems [Line Items]
Net Profit (Loss)			[2]							2,711,539	2,711,539
Balance at Sep. 30, 2024		$ 2,233	[2]		$ 78			(3,974)	2,011,663	3,202,600	5,212,600
Balance, shares at Sep. 30, 2024	[2]	5,732,000			200,000
Balance at Mar. 31, 2024		$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	491,061	2,501,061
Balance, shares at Mar. 31, 2024		5,732,000	[2]	5,732,000	200,000	[2]
IfrsStatementLineItems [Line Items]
Net Profit (Loss)			[1]			[1]				6,425,533	6,425,533
Balance at Mar. 31, 2025		$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	6,916,594	8,926,594
Balance, shares at Mar. 31, 2025		5,732,000	[2]	5,732,000	200,000	[2]	200,000
IfrsStatementLineItems [Line Items]
Net Profit (Loss)			[2]							(36,980,617)	(36,980,617)
Issuance of Class A ordinary shares for initial public offering, net of offering expenses		$ 105	[2]						35,788,666		35,788,771
Issuance of Class A ordinary shares for initial public offering, net of offering expenses, shares	[2]	268,000
Issuance of Class A ordinary shares for expenses		$ 468	[2]						23,499,543		23,500,011
Issuance of Class A ordinary shares for expenses, shares	[2]	1,200,000
Balance at Sep. 30, 2025		$ 2,806	[2]		$ 78			$ (3,974)	$ 61,299,872	$ (30,064,023)	$ 31,234,759
Balance, shares at Sep. 30, 2025		7,200,000	[2]	7,200,000	200,000	[2]	200,000

[1]	The shares amounts are presented on a retroactive basis.
[2]	The shares amounts are presented on a retroactive basis.